Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit (loss) for the year	$ 1,362	$ 268	$ (245)
Other comprehensive income (to be reclassified to statement of income in subsequent periods), net of tax:
Exchange differences on translating foreign operations	31	15	33
Change in value of cash flow hedges, net of tax effects	4	(4)	(10)
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	0	1	(2)
Total comprehensive income for the period	1,397	280	(223)
Attributable to:
Owners of the Company	1,362	250	(35)
Non-controlling interests	35	30	(188)
Total comprehensive income (loss) for the period arises from:
Continuing operations	1,397	283	(228)
Discontinued operations	$ 0	$ (3)	$ 4